Income Tax and Social Contribution - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax loss carry forwards	R$ 2,136,077	R$ 2,190,068
Social contribution tax loss carry forwards	779,252	801,866
Temporary differences
Foreign exchange-Loans and borrowings	921,811	789,220
Legal proceedings provision	305,473	396,577
Impairment provision	203,057	241,083
Provisions for employee benefits	214,496	175,178
Allowance for doubtful accounts	26,969	30,327
Regulatory asset (liability)	53,875	59,597
Impairment of tax credit	79,928	74,900
Share-based payment transactions	9,879	5,246
Profit sharing	63,987	51,601
Interest on preferred shareholders payable in subsidiaries	89,931	155,562
Property, plant and equipment-useful life review	408,581	277,925
Miscellaneous provisions	348,212	208,104
Other	112,240	67,991
Deferred taxes-Assets	5,753,768	5,525,245
(-) Deferred taxes assets not recognized	(2,198,164)	(2,104,742)
Business combination-property, plant and equipment	27,666	63,574
Tax deductible goodwill	(390,249)	(389,679)
Leases	(36,347)	(228,055)
Concession contract		(6,745)
Unrealized gains on derivatives instruments	(923,672)	(664,841)
Fair value option in loans	174,596	57,298
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Business combination-Intangible asset	(3,663,085)	(3,725,546)
Other	114,525	56,201
Total	(5,831,602)	(5,972,829)
Total of deferred taxes recorded	(2,275,998)	(2,552,326)
Deferred income tax-Assets	1,607,566	1,540,693
Deferred income tax-Liabilities	R$ (3,883,564)	R$ (4,093,019)